Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of accrued expenses and other liabilities

	December 31,
	2020	2019
	(dollars in thousands)
Land development and home construction accrual	$25,910	$15,353
Warranty accrual	11,730	8,693
Accrued compensation and benefits	10,966	9,198
Lease liabilities	6,396	6,711
Sales tax payable	1,867	201
Income tax payable	1,355	5,741
Interest payable	1,134	425
Other deposits and liabilities	3,511	1,724
Total accrued expenses and other liabilities	$62,869	$48,046

Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of warranty accrual adjustment

	December 31,
	2020	2019
	(dollars in thousands)
Beginning warranty accrual	$8,693	$3,616
Warranty provision	3,843	5,381
Warranty payments	(806)	(304)
Ending warranty accrual	$11,730	$8,693